Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 03, 2026	Dec. 28, 2024	Dec. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)	Value of Initial Fixed $100 Investment Based On: Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (4)	Net Income (Loss) ($) (5)

2025	4,864,165	17,890,215	1,950,670	5,764,900	1,035.90	225,034

2024	4,543,047	10,560,584	2,052,544	2,940,888	597.44	(10,929)

2023	2,912,579	5,688,936	1,867,763	3,961,605	343.59	(134,524)

(1)	Mr. Shaner served as Principal Executive Officer (“PEO”) for all years reported.

(2)
SEC Rules require certain adjustments be made to the totals set forth in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on March 25, 2025 and in the definitive proxy statement on Schedule 14A filed with the SEC on April 1, 2024 to determine “compensation actually paid” as reported in the Pay Versus Performance Table above. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Generally, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the applicable fiscal year end, or if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-end Equity Value ($)	Change in Value of Prior Equity Awards ($)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year ($)	Change in Fair Value of Awards Granted in PY that Vested in CY	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2025	PEO	4,864,165	(2,603,993)	4,939,029	10,013,659	-	677,354	-	17,890,215
	Non-PEO NEOs	1,950,670	(768,970)	1,458,517	2,640,554	-	484,130	-	5,764,900

2024	PEO	4,543,047	(2,497,500)	4,829,191	3,685,846	-	-	-	10,560,584

	Non-PEO NEOs	2,052,544	(728,859)	1,459,875	156,612	-	716	-	2,940,888

2023	PEO	2,912,579	(1,337,057)	2,843,898	1,322,814	-	-	(53,298)	5,688,936
	Non-PEO NEOs	1,867,763	(472,500)	1,924,449	657,900	-	5,668	(21,675)	3,961,605

(3)
Average total compensation of the
Non-PEO
NEOs as reported in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on March 25, 2025 and in the definitive proxy statement on Schedule 14A filed with the SEC on April 1, 2024. The non-PEO
NEOs for fiscal year 2023 were Mr. Reisz and Mr. Drake, the
non-PEO
NEOs for fiscal year 2024 were Mr. Buckhalter and Mr. Perchik, and the non-PEO
NEOs for fiscal year 2025 were Mr. Buckhalter and Mr. Reisz.

(4)	Total shareholder return in the covered fiscal year based on a fixed investment of $100 as of December 31, 2022.

(5)	Net income (loss) as reported in our Annual Reports on Form 10-K.

Named Executive Officers, Footnote	The
non-PEO
NEOs for fiscal year 2023 were Mr. Reisz and Mr. Drake, the
non-PEO
NEOs for fiscal year 2024 were Mr. Buckhalter and Mr. Perchik, and the non-PEO
	NEOs for fiscal year 2025 were Mr. Buckhalter and Mr. Reisz.
PEO Total Compensation Amount	$ 4,864,165	$ 4,543,047	$ 2,912,579
PEO Actually Paid Compensation Amount	$ 17,890,215	10,560,584	5,688,936
Adjustment To PEO Compensation, Footnote
(2)
SEC Rules require certain adjustments be made to the totals set forth in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on March 25, 2025 and in the definitive proxy statement on Schedule 14A filed with the SEC on April 1, 2024 to determine “compensation actually paid” as reported in the Pay Versus Performance Table above. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Generally, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the applicable fiscal year end, or if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-end Equity Value ($)	Change in Value of Prior Equity Awards ($)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year ($)	Change in Fair Value of Awards Granted in PY that Vested in CY	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2025	PEO	4,864,165	(2,603,993)	4,939,029	10,013,659	-	677,354	-	17,890,215
	Non-PEO NEOs	1,950,670	(768,970)	1,458,517	2,640,554	-	484,130	-	5,764,900

2024	PEO	4,543,047	(2,497,500)	4,829,191	3,685,846	-	-	-	10,560,584

	Non-PEO NEOs	2,052,544	(728,859)	1,459,875	156,612	-	716	-	2,940,888

2023	PEO	2,912,579	(1,337,057)	2,843,898	1,322,814	-	-	(53,298)	5,688,936
	Non-PEO NEOs	1,867,763	(472,500)	1,924,449	657,900	-	5,668	(21,675)	3,961,605

(3)
Average total compensation of the
Non-PEO
NEOs as reported in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on March 25, 2025 and in the definitive proxy statement on Schedule 14A filed with the SEC on April 1, 2024. The non-PEO
NEOs for fiscal year 2023 were Mr. Reisz and Mr. Drake, the
non-PEO
NEOs for fiscal year 2024 were Mr. Buckhalter and Mr. Perchik, and the non-PEO
NEOs for fiscal year 2025 were Mr. Buckhalter and Mr. Reisz.

(4)	Total shareholder return in the covered fiscal year based on a fixed investment of $100 as of December 31, 2022.

(5)	Net income (loss) as reported in our Annual Reports on Form 10-K.

Non-PEO NEO Average Total Compensation Amount	$ 1,950,670	2,052,544	1,867,763
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,764,900	2,940,888	3,961,605
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC Rules require certain adjustments be made to the totals set forth in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on March 25, 2025 and in the definitive proxy statement on Schedule 14A filed with the SEC on April 1, 2024 to determine “compensation actually paid” as reported in the Pay Versus Performance Table above. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Generally, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the applicable fiscal year end, or if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-end Equity Value ($)	Change in Value of Prior Equity Awards ($)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year ($)	Change in Fair Value of Awards Granted in PY that Vested in CY	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2025	PEO	4,864,165	(2,603,993)	4,939,029	10,013,659	-	677,354	-	17,890,215
	Non-PEO NEOs	1,950,670	(768,970)	1,458,517	2,640,554	-	484,130	-	5,764,900

2024	PEO	4,543,047	(2,497,500)	4,829,191	3,685,846	-	-	-	10,560,584

	Non-PEO NEOs	2,052,544	(728,859)	1,459,875	156,612	-	716	-	2,940,888

2023	PEO	2,912,579	(1,337,057)	2,843,898	1,322,814	-	-	(53,298)	5,688,936
	Non-PEO NEOs	1,867,763	(472,500)	1,924,449	657,900	-	5,668	(21,675)	3,961,605

(3)
Average total compensation of the
Non-PEO
NEOs as reported in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on March 25, 2025 and in the definitive proxy statement on Schedule 14A filed with the SEC on April 1, 2024. The non-PEO
NEOs for fiscal year 2023 were Mr. Reisz and Mr. Drake, the
non-PEO
NEOs for fiscal year 2024 were Mr. Buckhalter and Mr. Perchik, and the non-PEO
NEOs for fiscal year 2025 were Mr. Buckhalter and Mr. Reisz.

(4)	Total shareholder return in the covered fiscal year based on a fixed investment of $100 as of December 31, 2022.

(5)	Net income (loss) as reported in our Annual Reports on Form 10-K.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid to the PEO and Average Compensation Actually Paid to
Non-PEO
NEOs in the covered fiscal years was positive. Total Shareholder Return was positive in all periods when compared to an initial investment date of December 31, 2022.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Income (Loss)
Compensation Actually Paid to the PEO and Average Compensation Actually Paid to
Non-PEO
NEOs in the covered fiscal years was positive in each fiscal year reported. The Company reported a net loss in fiscal years 2023 and 2024, and net income in fiscal year 2025.

Total Shareholder Return Amount	$ 1,035.9	597.44	343.59
Net Income (Loss)	$ 225,034	(10,929)	(134,524)
PEO Name	Mr. Shaner
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,603,993)	(2,497,500)	(1,337,057)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,939,029	4,829,191	2,843,898
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,013,659	3,685,846	1,322,814
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	677,354	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(53,298)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(768,970)	(728,859)	(472,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,458,517	1,459,875	1,924,449
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,640,554	156,612	657,900
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	484,130	716	5,668
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (21,675)